Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2015
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

8.Accumulated other comprehensive loss

In the first half of 2015, Accumulated other comprehensive loss increased with unrealized losses of $1,044, which resulted from changes in fair value of financial instruments.

In the first half of 2014, Accumulated other comprehensive loss increased with unrealized losses of $2,508, of which $2,662 (loss) resulted from changes in fair value of financial instruments and $154 related to the amortization of loss on the de-designation of one interest rate swap.